COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Rental Commitments) (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 99,684	$ 93,308
2014	74,484	100,041
2015	9,414	42,304
2016		0
2017		0
Thereafter		0
Total minimum lease payments	$ 183,582	$ 235,653